Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2021
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Adjustments for income and expenses from operating activities

(1)	Adjustments for income and expenses from operating activities for the years ended December 31, 2021, 2020 and 2019 are as follows:

(In millions of won)
	2021		2020	2019
Interest income	￦	(43,850)	(50,357)	(63,579)
Dividends		(14,132)	(1,170)	(10,011)
Gain on foreign currency translations		(10,753)	(8,928)	(4,576)
Gain on sale of accounts receivable — other		(27,725)	(22,605)	(15,855)
Gain relating to investments in associates and joint ventures, net		(1,948,447)	(1,028,403)	(449,543)
Gain on disposal of property and equipment and intangible assets		(40,109)	(35,644)	(8,533)
Gain on business transfer		(82,248)	(12,455)	(69,522)
Gain relating to financial instruments at FVTPL		(91,244)	(145,016)	(36,336)
Other income		(10,369)	(4,220)	(1,875)
Interest expense		342,342	399,176	406,087
Loss on foreign currency translations		8,005	12,730	4,948
Loss on disposal of long-term investment securities		—	98	—
Loss on sale of accounts receivable — other		—	—	5,823
Income tax expense		651,948	376,502	300,268
Expense related to defined benefit plan		190,462	198,794	175,165
Share option		91,646	4,313	2,073
Bonus paid by treasury shares		29,643	—	—
Depreciation and amortization		4,114,394	4,169,996	4,021,016
Bad debt for accounts receivables — trade		31,546	48,625	28,841
Loss on disposal of property and equipment and intangible assets		47,369	41,598	47,760
Impairment loss on property and equipment and intangible assets		3,135	208,833	65,935
Bad debt for accounts receivable — other		6,001	10,559	5,802
Loss on impairment of investment assets		—	—	1,670
Loss relating to financial instruments at FVTPL		76,142	27,082	8,437
Other financial fees		142,015	44,734	—
Other expenses		8,008	22,412	21,044

	￦	3,473,779	4,256,654	4,435,039

Changes in assets and liabilities from operating activities
(2)	Changes in assets and liabilities from operating activities for the years ended December 31, 2021, 2020 and 2019 are as follows:

(In millions of won)
	2021		2020	2019
Accounts receivable — trade	￦	(95,374)	(33,410)	(211,712)
Accounts receivable — other		(152,038)	(50,003)	48,399
Accrued income		—	—	151
Advanced payments		(43,212)	(945)	(12,204)
Prepaid expenses		77,404	112,270	(680,925)
Inventories		(70,601)	(7,219)	115,893
Long-term accounts receivable — other		83,658	26,027	(56,216)
Contract assets		(11,582)	1,528	(68,805)
Guarantee deposits		8,125	26,122	6,392
Accounts payable — trade		12,312	3,023	(23,607)
Accounts payable — other		(109,476)	311,737	167,595
Withholdings		(55,925)	33,348	(31,545)
Contract liabilities		(2,158)	35,426	33,574
Deposits received		(3,737)	(1,028)	(3,112)
Accrued expenses		7,505	61,848	116,949
Provisions		(19,324)	(30,773)	(36,478)
Long-term provisions		(260)	(548)	(1,699)
Plan assets		(51,697)	(145,214)	(130,790)
Retirement benefit payment		(114,897)	(76,987)	(84,098)
Others		(27,418)	37,256	(3,892)

	￦	(568,695)	302,458	(856,130)

Significant non-cash transactions

(3)	Significant non-cash transactions for the years ended December 31, 2021, 2020 and 2019 are as follows:

(In millions of won)
	2021		2020	2019
Increase (decrease) in accounts payable — other relating to the acquisition of property and equipment and intangible assets	￦	1,063,800	(426,723)	438,622
Increase of right-of-use assets		672,723	736,157	1,141,349
Merger of Tbroad Co., Ltd. and two other companies by SK Broadband Co., Ltd.		—	1,072,487	—
Change in assets and liabilities by spin-off (notes 41)		14,379,397	—	—
Retirement of treasury shares		1,965,952	—	—
Disposal of treasury shares (Congratulatory bonus for spin-off)		114,373	—	—

Reconciliation of Lliabilities Arising from Financing Activities

(4)	Reconciliation of liabilities arising from financing activities for the years ended December 31, 2021 and 20 2 0 are as follows:

(In millions of won)
	2021
					Non-cash transactions
	January 1, 2021		Cash flows		Exchange rate changes(*)	Fair value changes	Business combinations	Spin-off	Other changes	December 31, 2021
Total liabilities from financing activities:
Short-term borrowings	￦	109,998		(50,823)	—	—	1,825	(48,510)	508	12,998
Long-term borrowings		2,028,924		63,132	600	—	662	(1,703,300)	4,169	394,187
Debentures		8,579,743		(16,755)	145,584	—	—	(295,544)	13,655	8,426,683
Lease liabilities		1,436,777		(431,674)	—	—	497	(85,322)	614,003	1,534,281
Long-term payables — other		1,566,954		(426,267)	—	—	—	—	869,146	2,009,833
Derivative financial liabilities		54,176		332	—	(42,282)	—	(12,115)	—	111
Derivative financial assets		(65,136)		—	—	(117,525)	—	—	—	(182,661)
Financial liabilities at FVTPL		—		129,123	—	7,996	—	(137,119)	—	—

	￦	13,711,436		(732,932)	146,184	(151,811)	2,984	(2,281,910)	1,501,481	12,195,432
Other cash flows from financing activities:
Payments of cash dividends			￦	(1,028,520)
Payments of interest on hybrid bonds				(14,766)
Acquisition of treasury shares				(76,111)
Cash inflow from transactions with the non-controlling shareholders				444,124
Cash outflow from transactions with the non-controlling shareholders				(19,406)
Cash outflow from spin-off				(626,000)

				(1,320,679)

			￦	(2,053,611)

(*)	The effect of changes in foreign exchange rates for financial liabilities at amortized cost.

(In millions of won)
	2020
	January 1, 2020		Cash flows		Non-cash transactions
					Exchange rate changes(*)	Fair value changes	Business combinations	Other changes	December 31, 2020
Total liabilities from financing activities:
Short-term borrowings	￦	20,603		76,375	13,020	—	—	—	109,998
Long-term borrowings		2,022,537		(3,026)	(14,208)	—	—	23,621	2,028,924
Debentures		8,220,833		445,462	(94,391)	—	—	7,839	8,579,743
Lease liabilities		1,291,007		(412,666)	—	—	7,696	550,740	1,436,777
Long-term payables — other		1,971,609		(428,100)	—	—	—	23,445	1,566,954
Derivative financial liabilities		1,043		8,191	—	44,942	—	—	54,176
Derivative financial assets		(144,886)		28,500	—	51,250	—	—	(65,136)

	￦	13,382,746		(285,264)	(95,579)	96,192	7,696	605,645	13,711,436
Other cash flows from financing activities:
Payments of cash dividends			￦	(742,136)
Payments of interest on hybrid bonds				(14,766)
Acquisition of treasury shares				(426,664)
Cash inflow from transactions with the non-controlling shareholders				17,766
Cash outflow from transactions with the non-controlling shareholders				(6,515)

				(1,172,315)

			 ~~￦~~ 	(1,457,579)

(*)	The effect of changes in foreign exchange rates for financial liabilities at amortized cost.